UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02527

Deutsche DWS Money Funds

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 07/31

Date of reporting period: 7/1/19-6/30/20

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02527
Reporting Period: 07/01/2019 - 06/30/2020
Deutsche DWS Money Funds

======================== DWS Money Market Prime Series =========================

INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

Ticker:       VTA            Security ID:  46132R708
Meeting Date: AUG 23, 2019   Meeting Type: Annual
Record Date:  MAY 13, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Cynthia Hostetler        For       For          Management
1a.2  Elect Director Eli Jones                For       For          Management
1a.3  Elect Director Ann Barnett Stern        For       For          Management
1a.4  Elect Director Raymond Stickel, Jr.     For       For          Management
1b.5  Elect Director Prema Mathai-Davis       For       For          Management

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INVESCO SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  46131H842
Meeting Date: AUG 23, 2019   Meeting Type: Annual
Record Date:  MAY 13, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Cynthia Hostetler        For       For          Management
1a.2  Elect Director Eli Jones                For       For          Management
1a.3  Elect Director Ann Barnett Stern        For       For          Management
1a.4  Elect Director Raymond Stickel, Jr.     For       For          Management
1b.5  Elect Director Prema Mathai-Davis       For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Money Funds

By (Signature and Title)	/s/Hepsen Uzcan
Hepsen Uzcan, Chief Executive Officer and President

Date 8/14/20